NET SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NET SALES
Gross sales	R$ 59,550,424	R$ 48,479,827	R$ 35,663,758
Sales deductions
Returns and cancelations	(91,291)	(69,764)	(68,367)
Discounts and rebates	(7,459,520)	(5,717,412)	(3,830,267)
Total	51,999,613	42,692,651	31,765,124
Taxes on sales	(2,168,667)	(1,727,220)	(1,304,847)
Net sales	R$ 49,830,946	R$ 40,965,431	R$ 30,460,277